Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Columbia Minnesota Tax-Exempt Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Account Value	$ 12,293	$ 11,651	$ 11,860	$ 12,995	$ 12,485	$ 11,972	$ 11,209	$ 11,068	$ 11,079	$ 10,414
Columbia Minnesota Tax-Exempt Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Account Value	$ 12,330	11,690	11,907	13,050	12,550	12,039	11,257	11,123	11,119	10,442
Columbia Minnesota Tax-Exempt Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 12,339	11,699	11,922	13,058	12,573	12,039	11,277	11,140	11,134	10,440
Columbia Minnesota Tax-Exempt Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 11,177	10,704	11,012	12,188	11,843	11,453	10,835	10,811	10,914	10,337	$ 10,000
Columbia Minnesota Tax-Exempt Fund - Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 12,345	11,705	11,922	13,064	12,574	12,040	11,277	11,140	11,135	10,421	$ 10,000
Columbia Minnesota Tax-Exempt Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 11,685	11,107	11,341	12,458	12,015	11,533	10,829	10,724	10,746	10,101
Bloomberg Minnesota Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Minnesota Municipal Bond Index
Account Value	$ 12,257	11,878	11,804	12,613	12,314	11,703	10,939	10,905	10,887	10,302
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,762	$ 12,301	$ 12,188	$ 13,095	$ 12,678	$ 12,033	$ 11,214	$ 11,104	$ 11,075	$ 10,356